Document and Entity Information	0 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar 1, 2013
Registrant Name	FPA NEW INCOME INC
Central Index Key	0000099203
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Jan 30, 2013
FPA New Income, Inc. | FPA New Income, Inc. | FPA New Income, Inc.
Risk/Return:
Trading Symbol	fpnix

FPA New Income, Inc. | FPA New Income, Inc.
FPA New Income, Inc.

FPA NEW INCOME, INC.

SUPPLEMENT DATED MARCH 1, 2013, TO PROSPECTUS DATED JANUARY 30, 2013

The Board of Directors of FPA New Income, Inc. (the “Fund”), has approved the elimination of all front-end sales charges effective for purchases of Fund shares beginning April 1, 2013.  In addition, beginning April 1, 2013, Fund shares will no longer be subject to deferred sales charges if redeemed within one year of purchase.  Also, effective on that date, all purchases of shares of the Fund will be processed at net asset value on the trade date.

Effective on April 1, 2013, references to front-end sales charges and deferred sales charges will be deleted from the Fund’s Prospectus and the Prospectus  will be revised as described below.

The Section in the Fund’s Prospectus entitled “Fees and Expenses of the Fund” is deleted and replaced as follows:

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		FPA New Income, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		none
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA New Income, Inc.
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA New Income, Inc.
One year	58
Three years	183
Five years	318
Ten years	713

The Section in the Fund’s Prospectus under “PERFORMANCE INFORMATION” entitled “Average Annual Total Returns (for the periods ended December 31, 2012)” is deleted and replaced as follows so that front-end sales charges are no longer reflected or deducted:

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA New Income, Inc.		2.18%	2.96%	3.79%
FPA New Income, Inc. After Taxes on Distributions	[1]	1.38%	1.84%	2.44%
FPA New Income, Inc. After Taxes on Distributions and Sale of Fund Shares	[1]	1.39%	1.93%	2.48%
FPA New Income, Inc. Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.95%	5.18%
FPA New Income, Inc. CPI + 100 (reflects no deductions for sales charges or taxes)		2.63%	2.81%	3.42%
FPA New Income, Inc. Barclays Capital Government/Credit Index (reflects no deductions for fees, expenses or taxes)		4.82%	6.06%	5.25%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000099203_SupplementTextBlock

FPA NEW INCOME, INC.

SUPPLEMENT DATED MARCH 1, 2013, TO PROSPECTUS DATED JANUARY 30, 2013

The Board of Directors of FPA New Income, Inc. (the “Fund”), has approved the elimination of all front-end sales charges effective for purchases of Fund shares beginning April 1, 2013.  In addition, beginning April 1, 2013, Fund shares will no longer be subject to deferred sales charges if redeemed within one year of purchase.  Also, effective on that date, all purchases of shares of the Fund will be processed at net asset value on the trade date.

Effective on April 1, 2013, references to front-end sales charges and deferred sales charges will be deleted from the Fund’s Prospectus and the Prospectus  will be revised as described below.

The Section in the Fund’s Prospectus entitled “Fees and Expenses of the Fund” is deleted and replaced as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	FPA New Income, Inc.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Section in the Fund’s Prospectus under “PERFORMANCE INFORMATION” entitled “Average Annual Total Returns (for the periods ended December 31, 2012)” is deleted and replaced as follows so that front-end sales charges are no longer reflected or deducted:

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
CPI + 100 (reflects no deductions for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.42%
Barclays Capital Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.25%
FPA New Income, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	713
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.79%
FPA New Income, Inc. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%	[2]
FPA New Income, Inc. | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.39%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.48%	[2]

[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2013